UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       October 16, 2008
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   114

Form 13F Information Table Value Total:  $  193,316
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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Cubic Asset Management LLC
                                                              Cubic Asset Management LLC
                                                              FORM 13F
                                                         September 30, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M CO                          COM              88579Y101     3171    46420 SH       Sole                                      46420
ABBOTT LABORATORIES            COM              002824100     1693    29400 SH       Sole                                      29400
ALBEMARLE CORP                 COM              012653101     3136   101675 SH       Sole                                     101675
AMERICAN EAGLE OUTFITTERS      COM              02553E106     1585   103950 SH       Sole                                     103950
AMERICAN INTERNATIONAL GROUP   COM              026874107      139    41705 SH       Sole                                      41705
ARROW ELECTRONICS INC          COM              042735100     5072   193447 SH       Sole                                     193447
ASHFORD HOSPITALITY TRUST      COM              044103109      643   158750 SH       Sole                                     158750
ASSOCIATED BANC_CORP           COM              045487105      430    21550 SH       Sole                                      21550
AVERY DENNISON CORP            COM              053611109     1764    39650 SH       Sole                                      39650
BANK OF AMERICA CORP           COM              060505104     3360    95993 SH       Sole                                      95993
BANK OF FLORIDA                COM              062128103      106    12800 SH       Sole                                      12800
BARNES GROUP INC               COM              067806109     4325   213875 SH       Sole                                     213875
BECTON DICKINSON & CO          COM              075887109      233     2900 SH       Sole                                       2900
BELDEN INC                     COM              077454106     2075    65275 SH       Sole                                      65275
BENCHMARK ELECTRONICS          COM              08160H101     3566   253275 SH       Sole                                     253275
BERKSHIRE HATHAWAY - CL B      COM              084670207      272       62 SH       Sole                                         62
BILOXI MARSH LANDS CORP        COM              090203100      255    16980 SH       Sole                                      16980
BIOFIELD CORP                  COM              090591108      101   843750 SH       Sole                                     843750
BIOMED REALTY TRUST            COM              09063H107     2491    94175 SH       Sole                                      94175
BLACK & DECKER CORP            COM              091797100     2646    43550 SH       Sole                                      43550
BOSTON PROPERTIES INC          COM              101121101      201     2150 SH       Sole                                       2150
BRINKER INTERNATIONAL INC      COM              109641100     2450   136950 SH       Sole                                     136950
BRISTOL-MYERS SQUIBB           COM              110122108      844    40486 SH       Sole                                      40486
BROOKS AUTOMATION INC          COM              114340102     1846   220800 SH       Sole                                     220800
BRUNSWICK CORP                 COM              117043109     1190    93025 SH       Sole                                      93025
BURLINGTON NORTHERN            COM              12189T104      328     3550 SH       Sole                                       3550
CAMBREX CORP                   COM              132011107      331    53900 SH       Sole                                      53900
CARDINAL HEALTH INC            COM              14149Y108     3647    74000 SH       Sole                                      74000
CATERPILLAR INC                COM              149123101     3358    56350 SH       Sole                                      56350
CHARLOTTE RUSSE HOLDING        COM              161048103      726    70837 SH       Sole                                      70837
COMMERCIAL METALS              COM              201723103     1485    87900 SH       Sole                                      87900
COMPLETE PRODUCTION SERVICES   COM              20453E109     3937   195575 SH       Sole                                     195575
COVENTRY HEALTH CARE           COM              222862104     4864   149420 SH       Sole                                     149420
DELUXE CORP                    COM              248019101     1748   121450 SH       Sole                                     121450
DEVON ENERGY CORP              COM              25179M103      399     4375 SH       Sole                                       4375
DOVER CORP                     COM              260003108     2222    54800 SH       Sole                                      54800
DYNAMIC MATERIALS CORP         COM              267888105     2641   113800 SH       Sole                                     113800
EATON CORP                     COM              278058102      966    17200 SH       Sole                                      17200
EDUCATIONAL REALTY TRUST       COM              28140H104      761    68700 SH       Sole                                      68700
EMERSON ELECTRIC CO            COM              291011104      891    21840 SH       Sole                                      21840
ENTEGRIS INC                   COM              29362U104      307    63400 SH       Sole                                      63400
EQUIFAX INC                    COM              294429105      637    18500 SH       Sole                                      18500
ETHAN ALLEN INTERIORS          COM              297602104      552    19700 SH       Sole                                      19700
EXXON MOBIL CORP               COM              30231G102      520     6696 SH       Sole                                       6696
FIRST STATE BANCORPORATION     COM              336453105      816   152838 SH       Sole                                     152838
FLOTEK INDUSTRIES INC          COM              343389102     1929   175400 SH       Sole                                     175400
FOREST OIL CORP                COM              346091705     4182    84310 SH       Sole                                      84310
FORTUNE BRANDS INC             COM              349631101     1417    24710 SH       Sole                                      24710
GANNETT CO                     COM              364730101     1859   109950 SH       Sole                                     109950
GENERAL ELECTRIC CO            COM              369604103     3810   149406 SH       Sole                                     149406
GROUP 1 AUTOMOTIVE             COM              398905109     3010   138525 SH       Sole                                     138525
HARLEY-DAVIDSON INC            COM              412822108      211     5660 SH       Sole                                       5660
HCC INSURANCE HOLDINGS         COM              404132102     5997   222100 SH       Sole                                     222100
HELMERICH & PAYNE              COM              423452101      255     5900 SH       Sole                                       5900
HERCULES OFFSHORE              COM              427093109      968    63839 SH       Sole                                      63839
HERMAN MILLER INC              COM              600544100     2503   102275 SH       Sole                                     102275
ILLINOIS TOOL WORKS            COM              452308109     1083    24372 SH       Sole                                      24372
IMS HEALTH INC                 COM              449934108     1653    87400 SH       Sole                                      87400
INTEL CORP                     COM              458140100     2221   118603 SH       Sole                                     118603
INTERNATIONAL PAPER            COM              460146103      229     8763 SH       Sole                                       8763
INTL BUSINESS MACHINES CORP    COM              459200101      220     1884 SH       Sole                                       1884
IOWA TELECOMMUNICATIONS        COM              462594201      566    30300 SH       Sole                                      30300
JACK HENRY & ASSOCIATES INC    COM              426281101     1301    64000 SH       Sole                                      64000
JOHNSON & JOHNSON              COM              478160104     3541    51108 SH       Sole                                      51108
JPMORGAN CHASE & CO            COM              46625H100      601    12865 SH       Sole                                      12865
KENNAMETAL INC                 COM              489170100     2717   100200 SH       Sole                                     100200
KIMBERLY-CLARK CORP            COM              494368103     1946    30015 SH       Sole                                      30015
LEXINGTON PROPERTIES           COM              529043101      196    11400 SH       Sole                                      11400
LUBRIZOL CORP                  COM              549271104     3438    79705 SH       Sole                                      79705
MANPOWER INC                   COM              56418H100      964    22325 SH       Sole                                      22325
MARSHALL & ILSLEY CORP         COM              571837103      780    38690 SH       Sole                                      38690
MERRILL LYNCH & CO             COM              590188108     1336    52792 SH       Sole                                      52792
MICROSOFT CORP                 COM              594918104     3019   113128 SH       Sole                                     113128
MILLER INDS INC TENN COM NEW   COM              600551204      465    62800 SH       Sole                                      62800
NCR CORPORATION                COM              62886E108      850    38550 SH       Sole                                      38550
NEWFIELD EXPLORATION CO        COM              651290108     2354    73600 SH       Sole                                      73600
NICOR INC                      COM              654086107      488    11000 SH       Sole                                      11000
NIKE INC CL B                  COM              654106103      933    13940 SH       Sole                                      13940
NORFOLK SOUTHERN CORP COM      COM              655844108      300     4535 SH       Sole                                       4535
NOVARTIS AG - ADR              COM              66987V109     3183    60240 SH       Sole                                      60240
OMNICOM CORP                   COM              681919106     3081    79905 SH       Sole                                      79905
ORACLE CORP                    COM              68389X105      376    18490 SH       Sole                                      18490
PACTIV CORPORATION             COM              695257105     2374    95600 SH       Sole                                      95600
PATTERSON COS INC              COM              703395103     1487    48900 SH       Sole                                      48900
PFIZER INC                     COM              717081103     1737    94218 SH       Sole                                      94218
PITNEY BOWES                   COM              724479100     5221   156978 SH       Sole                                     156978
PPG INDUSTRIES INC             COM              693506107     2450    42005 SH       Sole                                      42005
PRIVATE COMPANY 1              COM              85227T906        0    20000 SH       Sole                                      20000
PROCTOR & GAMBLE               COM              742718109      511     7331 SH       Sole                                       7331
PROSPERITY BANCSHARES          COM              743606105     3377    99350 SH       Sole                                      99350
RANGE RESOURCES CORP           COM              75281A109      274     6400 SH       Sole                                       6400
REDDY ICE HOLDINGS INC         COM              75734R105      556   152350 SH       Sole                                     152350
RENAISSANCE-RE HOLDINGS        COM              G7496G103     4761    91560 SH       Sole                                      91560
ROWAN COMPANIES INC            COM              779382100      658    21550 SH       Sole                                      21550
ROYAL DUTCH SHELL CL B         COM              780259107      482     8446 SH       Sole                                       8446
ROYCE VALUE TRUST              COM              780910105      229    17179 SH       Sole                                      17179
SCOTTS MIRACLE GROW CO _ CL A  COM              810186106     2692   113875 SH       Sole                                     113875
SEASPAN CORP                   COM              Y75638109     1554    85925 SH       Sole                                      85925
ST PAUL TRAVELERS COS          COM              89417E109      412     9120 SH       Sole                                       9120
STANLEY WORKS                  COM              854616109     1502    35975 SH       Sole                                      35975
SUPERIOR ENERGY SERVICES       COM              868157108     5478   175925 SH       Sole                                     175925
TECHWELL INC                   COM              87874D101      161    17050 SH       Sole                                      17050
TELEFONICA SA-SPON ADR         COM              879382208     3323    46485 SH       Sole                                      46485
TEREX CORP                     COM              880779103      602    19725 SH       Sole                                      19725
TEXTRON INC                    COM              883203101      884    30200 SH       Sole                                      30200
TIME WARNER INC                COM              887317105     2379   181484 SH       Sole                                     181484
TRANSDIGM GROUP INC            COM              893641100     1903    55600 SH       Sole                                      55600
TRINITY INDUSTRIES INC         COM              896522109     1981    77000 SH       Sole                                      77000
UNITED TECHNOLOGIES CORP       COM              913017109      286     4756 SH       Sole                                       4756
VISHAY INTERTECHNOLOGY         COM              928298108     2330   351900 SH       Sole                                     351900
WHITNEY HOLDING CORP           COM              966612103     4142   170806 SH       Sole                                     170806
iSHARES MSCI EAFE INDEX FUND   COM              464287465      350     6215 SH       Sole                                       6215
EATON VANCE MASS MUNIS-A                        27826L561      129 16071.645SH       Sole                                  16071.645
EATON VANCE NATL MUNICIPAL-A                    27826L330      377 41598.198SH       Sole                                  41598.198
REPORT SUMMARY                114 DATA RECORDS              193316            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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